Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 178,038	¥ 153,602	¥ 147,049
Provision for credit losses, net of reversal	90,236	80,567	46,313
Charge-offs	(102,948)	(84,310)	(65,359)
Recoveries	22,356	18,173	16,662
Other	(20,352)	10,006	8,937
Allowance for credit losses at end of year	¥ 167,330	¥ 178,038	¥ 153,602